16. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
16. SUBSEQUENT EVENTS

Subsequent issuances of common stock

In April 2014, the Company issued an aggregate of 11,147,321 shares of common stock in settlement of $31,213 outstanding notes payable.

In May 2014, the Company issued an aggregate of 27,618,320 shares of common stock in settlement of $77,500 outstanding notes payable.

Amendment to Articles of Incorporation

On April 2, 2014, the Company’s majority stockholders approved to amend the Articles of Incorporation to increase the number of authorized shares of common stock from 500,000,000 to 900,000,000 shares.

Notes payable, related party

On April 18, 2014, the Company issued an aggregate of $385,000 promissory notes to officers and key employees in settlement of accrued salaries. The promissory notes bear interest at the rate of 2% per annum. All interest and principal must be repaid on April 18, 2016. In connection with the issuance of the notes, the Company issued an aggregate of 59,413,581 warrants to purchase the Company’s common stock at $0.00648 per share for two years.

Director Compensation

On April 4, 2014, in recognition of past services by the two (2) Directors, the Company approved for issuance of an aggregate of 2,495,010 and 5,787,037 warrants to purchase the Company’s common stock at $0.02 and $0.0086 per share for two years.

Development and Protected Rights Agreement

On April 11, 2014, the Company executed an option agreement (the “Option Agreement’) to purchase a site consisting of approximately 640 acres of land within the City of San Luis, Arizona, which was recorded in Yuma County, Arizona (the “Property”), for the development of an alternate energy project. Pursuant to the terms of the Option Agreements, the Company shall have exclusive and irrevocable option to acquire the Property through December 14, 2014 for the purchase price of $46,500 per acre, which may be extended for periods of 6 months, but no later than June 30, 2017. The extension fee shall be $250,000 for each 6 month extension and shall be non-refundable and shall not be credited towards the purchase price for the Property. The closing of the transaction is subject to satisfaction of due diligence by the Company, as well as obtaining certain permits from the government, including Heavy Industrial Zoning of Property from the City of San Luis, Arizona, a Development Agreement with the City of San Luis, Arizona to obtain development rights, municipal services and other necessary entitlements for the project.

On April 23, 2014, the City Council of San Luis, Arizona, approved the Development and Protected Development Rights Agreement (the “Development Agreement”) for the development of a solar wind energy tower to generate electricity in the City of San Luis, AZ. on the site under the Option Agreement.

Subsequent issuances of common stock

In January 2014, the Company issued an aggregate of 33,092,007 shares of common stock in settlement of $109,407 outstanding notes payable and accrued interest.

In February 2014, the Company issued an aggregate of 16,432,275 shares of common stock in settlement of $56,100 outstanding notes payable and accrued interest.

In March 2014, the Company issued an aggregate of 31,533,446 shares of common stock in settlement of $87,961 outstanding notes payable.

In March 2014, the Company sold 7,125,000 shares of its common stock for net proceeds of $25,000.

Subsequent financing

Asher Enterprises, Inc.

On January 8, 2014, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on October 10, 2014. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

On February 12, 2014, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $27,500 (the "Note"). The total net proceeds the Company received from this Offering was $25,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on November 14, 2014. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

Typenex Co-Investment, LLC

On February 26, 2014, the Company received a $50,000 tranche under the May 13, 2013 Convertible Promissory Note to Typenex Co-Investment, LLC (“Typenex”). (See Note 7). All issued tranches are due 20 months from the date of issuance.

The Note is convertible into common stock, at holder’s option, at the lower of i) 35% discount to the average of the two lowest closing bid prices of the common stock during the 20 trading day period prior to conversion or 40% if average of the two lowest bid prices are less than $0.01 or ii) $0.04.